Events after the reporting period - Additional Information (Detail) € / shares in Units, € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€) € / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€) € / shares	Dec. 31, 2024 shares	Jun. 30, 2024 shares	Dec. 31, 2023 € / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and fully paid		54,737,043			54,379,491	54,007,711
Par value per share | € / shares		€ 0.12		€ 0.12
Proceeds from issue of ordinary shares	$ 9.8	€ 9.3	$ 70.0	€ 64.2
Ordinary Shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and fully paid		54,737,043			54,379,491
Morgan Stanley & Co. LLC and Leerink Partners LLC [member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | € / shares							€ 0.12
Morgan Stanley & Co. LLC and Leerink Partners LLC [member] | Ordinary Shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and fully paid							11,125,000
Morgan Stanley & Co. LLC and Leerink Partners LLC [member] | Pre-funded warrants [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued and fully paid							1,375,000